Financial instruments - Summary of detailed informatiion of foreign exchange risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ 7,136	$ 5,308
Cash and Cash Equivalents [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	7,260	5,380
Accounts Payable And Accrued Liabilities [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ (124)	$ (72)